Earnings per share and Equity	6 Months Ended
Sep. 30, 2026
Earnings per share [abstract]
Earnings per share and Equity	Earnings per share and Equity
The bases for calculating basic earnings (losses) per share and diluted earnings (losses) per share for the three and six months ended September 30, 2025 and 2026, are as follows:

	For the three months ended September 30,
(In millions, except per share data and number of shares)	2025	2026
Net profits (losses) for the period attributable to owners of Coincheck Parent	¥355	¥(4,136)
Basic net earnings (losses) per share	¥2.71	¥(21.56)
Diluted net earnings (losses) per share	¥2.64	¥(21.56)
Weighted-average number of shares, basic	130,822,522	191,804,883
Weighted-average number of shares, diluted	134,648,307	191,804,883

	For the six months ended September 30,
(In millions, except per share data and number of shares)	2025	2026
Net losses for the period attributable to owners of Coincheck Parent	¥(1,022)	¥(5,311)
Basic and diluted net losses per share	¥(7.82)	¥(29.36)
Weighted-average number of shares, basic and diluted	130,818,546	180,885,840
Basic net earnings (losses) per share are computed by dividing net profit (loss) by the weighted-average number of shares of Ordinary Shares outstanding during each period. It excludes the dilutive effects of any potentially issuable common shares (i.e., warrants, RSUs). Diluted net profit (loss) per share is calculated by including any potentially dilutive share issuances in the denominator. For the six months ended September 30, 2025 and the three and six months ended 2026, all potentially dilutive securities were not included in the calculation of diluted losses per share as their effect would be anti-dilutive.
Non-Redemption Agreement
Coincheck Group B.V. and Thunder Bridge entered into the Non-Redemption Agreement with Ghisallo on December 4, 2024 and amended the Non-Redemption Agreement on March 10, 2025, pursuant to which Ghisallo agreed not to redeem (or to validly rescind any redemption requests on) an aggregate of 973,000 Thunder Bridge Public Shares (the “Non-Redemption Shares”). In exchange for the foregoing commitments not to redeem the Non-Redemption Shares, Thunder Bridge paid Ghisallo ¥1,593 million. If Ghisallo sold any Non-Redemption Shares by March 10, 2026 (the “Maturity Date”), Ghisallo agreed to pay Coincheck Parent an amount calculated based on the number of such Non-Redemption Shares sold. On the Maturity Date, Ghisallo agreed to transfer to Coincheck Parent, at no cost to Coincheck Parent and free and clear of any liens or encumbrances, any Non-Redemption Shares still retained by it. The Company considered this transaction to be an equity transaction in accordance with IAS 32, Financial Instruments: Presentation, whereas cash paid to Ghisallo was treated as an equity distribution and subsequent cash receipts as equity contributions. The Company received ¥202 million from this arrangement before the Maturity Date, which has been recorded to capital surplus. As a result, 854,242 Non-Redemption Shares were returned to Coincheck Parent at no cost on the Maturity Date, and no value was recorded in the Treasury shares in the consolidated statements of changes in equity for the fiscal year ended March 31, 2026. As of March 31 and September 30, 2026, the Company held 3,219,520 ordinary shares in treasury.
Refund of excise tax
In connection with the SPAC redemptions completed prior to the business combination, Thunder Bridge recorded excise tax payable under Section 4501 of the U.S. Internal Revenue Code. Upon the reverse recapitalization, this liability was included in the calculation of the listing expense, which was recorded as a charge to capital surplus. On November 24, 2025, the IRS issued Final Regulations providing transitional relief for mandatorily redeemable stock outstanding prior to August 16, 2022, which superseded the interim guidance under which the tax was originally paid. An amended tax return was filed in January 2026 requesting a full refund. The refund was received for the six months ended September 30, 2026 and an amount of ¥305 million has been recorded as a credit to capital surplus, consistent with the line item through which the original charge was recognized, with the interest component recorded as financial income in condensed consolidated interim statements of profit or loss and other comprehensive income.